Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Meridian Corp
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001750735
Amendment Flag	false